GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Intangible assets, Net
Balance at beginning of period	$ 2,635	$ 6,496
Additions	16,726	442
Amortization	(2,159)	(4,256)
OCI	(3)	(47)
Balance at end of period	17,199	2,635
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	31,159	30,807
Additions	12,483	442
Amortization
OCI	25	(90)
Balance at end of period	43,667	31,159
Accumulated amortization
Balance at beginning of period	(21,810)	(21,242)
Additions
Amortization	(1,320)	(649)
OCI	(30)	81
Balance at end of period	(23,160)	(21,810)
Impairment
Balance at beginning of period	(8,749)	(8,749)
Additions
Amortization
OCI
Balance at end of period	(8,749)	(8,749)
Intangible assets, Net
Balance at beginning of period	600	816
Additions	12,483	442
Amortization	(1,320)	(649)
OCI	(5)	(9)
Balance at end of period	11,758	600
Customer Relationships [Member]
Intangible assets, Gross
Balance at beginning of period	31,911	31,940
Additions	4,243
Amortization
OCI	9	(29)
Balance at end of period	36,163	31,911
Accumulated amortization
Balance at beginning of period	(20,727)	(19,825)
Additions
Amortization	(659)	(928)
OCI	(8)	26
Balance at end of period	(21,394)	(20,727)
Impairment
Balance at beginning of period	(10,426)	(10,426)
Additions
Amortization
OCI
Balance at end of period	(10,426)	(10,426)
Intangible assets, Net
Balance at beginning of period	758	1,689
Additions	4,243
Amortization	(659)	(928)
OCI	1	(3)
Balance at end of period	4,343	758
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	18,284	18,415
Additions
Amortization
OCI	38	(131)
Balance at end of period	18,322	18,284
Accumulated amortization
Balance at beginning of period	(11,897)	(9,314)
Additions
Amortization	(180)	(2,679)
OCI	(37)	96
Balance at end of period	(12,114)	(11,897)
Impairment
Balance at beginning of period	(5,110)	(5,110)
Additions
Amortization
OCI
Balance at end of period	(5,110)	(5,110)
Intangible assets, Net
Balance at beginning of period	1,277	3,991
Additions
Amortization	(180)	(2,679)
OCI	1	(35)
Balance at end of period	$ 1,098	$ 1,277